FINANCIAL INSTRUMENTS - Prospective and retrospective tests (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Unrealized gains on financial instruments
Current assets	R$ 30,711
Non-current assets	2,706
Unrealized losses on financial instruments
Current liabilities	(5,245)
Non-current liabilities		R$ (1,267)
Net Income
Gains on financial instruments	49,576	9,666
Losses on financial instruments	(17,484)	(19,107)
Gains (losses) on financial instruments recognized in Net Income	32,092	(9,441)	R$ (38,930)
Other comprehensive income
Gains (Losses) on financial instruments	11,947	(11,364)	R$ 212
Gains (Losses) on financial instruments recognized in other comprehensive income	11,947	(11,364)
Unrealized gains on financial instruments
Unrealized gains on financial instruments
Current assets	30,711
Non-current assets	2,706
Unrealized gains on financial instruments	33,417
Unrealized losses on financial instruments
Unrealized losses on financial instruments
Current liabilities	R$ (5,245)
Non-current liabilities		(1,267)
Unrealized losses on financial instruments		R$ (1,267)